Document and Entity Information	Aug. 27, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 27, 2021
Entity Registrant Name	QUEEN’S GAMBIT GROWTH CAPITAL
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39908
Entity Tax Identification Number	98-1571453
Entity Address, Address Line One	55 Hudson Yards
Entity Address, Address Line Two	44th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	917
Local Phone Number	907-4618
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001836190
Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	GMBT
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	GMBTW
Security Exchange Name	NASDAQ
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	GMBTU
Security Exchange Name	NASDAQ